Dividends	6 Months Ended
Dec. 31, 2019
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Dividends
7.	Dividends

	Half year ended 31 Dec 2019		Half year ended 31 Dec 2018		Year ended 30 June 2019
	Per share US cents	Total US$M	Per share US cents	Total US$M	Per share US cents	Total US$M
Dividends paid during the period (1)
Prior year final dividend	78.0	3,946	63.0	3,356	63.0	3,356
Interim dividend	N/A	–	N/A	–	55.0	2,788
Special dividend	N/A	–	N/A	–	102.0	5,158

	78.0	3,946	63.0	3,356	220.0	11,302

(1)	5.5 per cent dividend on 50,000 preference shares of £ 1 each determined and paid annually (31 December 2018: 5.5 per cent; 30 June 2019: 5.5 per cent).
Dividends paid during the period differs from the amount of dividends paid in the Cash Flow Statement as a result of foreign exchange gains and losses relating to the timing of equity distributions between the record date and the payment date.
The Dual Listed Company merger terms require that ordinary shareholders of BHP Group Limited and BHP Group Plc are paid equal cash dividends on a per share basis. Each American Depositary Share (ADS) represents two ordinary shares of BHP Group Limited or BHP Group Plc. Dividends determined on each ADS represent twice the dividend determined on BHP ordinary shares.
Dividends are determined after
period-end
and contained within the announcement of the results for the period. Interim dividends are determined in February and paid in March. Final dividends are determined in August and paid in September. Dividends determined are not recorded as a liability at the end of the period to which they relate. Subsequent to the half year, on
18
February 2020, BHP Group Limited and BHP Group Plc determined an interim ordinary dividend of 65
.0
US cents per share (US$3,287

million), which will be paid on
24
March 2020 (31 December 2018: interim dividend of 55.0 US cents per share – US$2,788 million; 30 June 2019: final dividend of 78.0 US cents per share – US$3,946 million).
At 31 December 2019, BHP Group Limited had
2,945
million ordinary shares on issue and held by the public and BHP Group Plc had
2,112
million ordinary shares on issue and held by the public. No shares in BHP Group Limited were held by BHP Group Plc at 31 December 2019 (31 December 2018: nil; 30 June 2019: nil).
BHP Group Limited dividends for all periods presented are, or will be, fully franked based on a tax rate of 30 per cent.